Summary of Significant Accounting Policies (Additional Information) (Details) - EBP 2019 [Member] - $ / shares	1 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Number of shares participants purchased	11,483	21,324	3,631	13,531
Purchase price per share	$ 6.0945	$ 6.375	$ 5.933	$ 6.4515